EQUITY - Schedule Of Equity (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Total Equity	$ 165,383	$ 168,242
Common Share Capital | Common shares
Disclosure of classes of share capital [line items]
Total Equity	10,806	10,879
Contributed Surplus | Common shares
Disclosure of classes of share capital [line items]
Total Equity	114	112
Retained Earnings | Common shares
Disclosure of classes of share capital [line items]
Total Equity	17,066	18,006
Ownership Changes1 | Common shares
Disclosure of classes of share capital [line items]
Total Equity	5,045	4,510
Accumulated other comprehensive income | Common shares
Disclosure of classes of share capital [line items]
Total Equity	8,843	8,167
Common equity | Common shares
Disclosure of classes of share capital [line items]
Total Equity	41,874	41,674
Common equity | Common shares | The Corporation
Disclosure of classes of share capital [line items]
Total Equity	41,874	41,674
Preferred equity | Preferred shares
Disclosure of classes of share capital [line items]
Total Equity	4,103	4,103
Preferred equity | Preferred shares | The Corporation
Disclosure of classes of share capital [line items]
Total Equity	4,103
Non-controlling interests
Disclosure of classes of share capital [line items]
Total Equity	119,406	122,465
Non-controlling interests | Common shares
Disclosure of classes of share capital [line items]
Total Equity	114,389	117,318
Non-controlling interests | Preferred shares
Disclosure of classes of share capital [line items]
Total Equity	$ 5,017	$ 5,147